Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Transactions were Carried Out with Related Parties
The following transactions were carried out with related parties:

	2023	2022	2021

Sales of services
Associates (legal and administrative services)(a)	153	86	23
Entity controlled by management personnel(b)	6	3	10
	159	89	33
Purchases of goods and services
Entity controlled by management personnel(b)	—	—	(1,531)
Associates (transaction services)(c)	(3,207)	(1,800)	(1,119)
Service provider	—	—	(440)
	(3,207)	(1,800)	(3,090)

(a)Related to services provided to Trinks.
(b)Related to consulting and management services with Genova Consultoria e Participações Ltda., travel services reimbursed to Zurich Consultoria e Participações Ltda and VCK Investment Fund.
(c)Related mainly to expenses paid to Trinks, RH Software, APP and Tablet Cloud for consulting services, marketing expenses, sales commissions and software license to new customer’s acquisition.

Summary of Balances Outstanding at the End of Reporting Period
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2023	2022

Loans to associate	2,512	3,932
Receivables from related parties	2,512	3,932
Comparative balances have been revised and certain balances due by parties at December 31, 2022 were no longer considered related parties.

Summary of Compensation Expense	For the years ended December 31, 2023 and 2022, compensation expense was as follows:

	2023	2022	2021

Short-term benefits	64,904	45,169	13,621
Share-based payments (Note 20.4)	86,215	64,038	29,332
	151,119	109,207	42,953